Income Taxes - Schedule of Components of Loss before Income Taxes (Details) - A Place For Rover INC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
U.S.					$ (56,758)	$ (48,650)	$ (63,467)
Foreign					(821)	(3,532)	(1,479)
Loss before income taxes	$ (3,137)	$ (18,108)	$ (13,714)	$ (38,676)	$ (57,579)	$ (52,182)	$ (64,946)